Leases (Details) - Schedule of operating leases - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 16,133	$ 38,529	$ 107,674	$ 178,158
Weighted average assumptions:
Remaining lease term	255 days	2 years 328 days	328 days	3 years 36 days
Discount rate	3.50%	2.50%	3.50%	2.50%